CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year		£ 5,555	£ 5,885	£ 1,387
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax		(3,012)	1,720	138
Tax		860	(658)	(25)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		(2,152)	1,062	113
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		44	61	(50)
Tax		3	(4)	(16)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments		47	57	(66)
Gains and losses attributable to own credit risk:
Gains (losses) before tax		519	(86)	(75)
Tax		(155)	34	20
Gains losses attributable to own credit risk after tax		364	(52)	(55)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(133)	133	46
Income statement transfers in respect of disposals		(92)	2	(149)
Income statement transfers in respect of impairment		6	(2)	5
Tax		62	(25)	74
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		(157)	108	(24)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		(6,990)	(2,279)	730
Net income statement transfers		43	(621)	(496)
Tax		1,928	814	(109)
Other comprehensive income, net of tax, cash flow hedges		(5,019)	(2,086)	125
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		119	(39)	4
Transfers to income statement (tax: £nil)		(31)	0	13
Increase (decrease) through foreign exchange and other movements, financial assets		88	(39)	17
Total other comprehensive (loss) income for the year, net of tax		(6,829)	(950)	110
Total comprehensive (loss) income for the year	[1]	(1,274)	4,935	1,497
Comprehensive income attributable to [abstract]
Total comprehensive (loss) income attributable to ordinary shareholders		(1,808)	4,405	975
Total comprehensive income attributable to other equity holders		438	429	453
Total comprehensive (loss) income attributable to equity holders		(1,370)	4,834	1,428
Total comprehensive income attributable to non-controlling interests		£ 96	£ 101	£ 69

[1]	1 Total comprehensive income attributable to owners of the parent was a deficit of £1,370 million (2021: surplus of £4,834 million; 2020: surplus of £1,428 million).